CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Current assets
Cash and cash equivalents	$ 217,612	$ 9,045,950
Restricted cash	26,552,715	22,855,107
Trade and other receivables	120,374,988	77,745,875
Inventories	9,751,596	14,062,567
Total current assets	156,896,911	123,709,499
Non-current assets
Property, plant and equipment	65,260,454	76,439,788
Land use rights	2,833,833	5,724,636
Deferred tax assets	733,588	657,377
Total Non current assets	68,827,875	82,821,801
Total assets	225,724,786	206,531,300
Current liabilities
Trade and other payables	45,279,369	35,850,810
Advances from customers	2,233,691	1,776,624
Due to a shareholder	0	2,857,432
Bank borrowings	73,986,211	81,377,050
Income tax payables	962,072	814,051
Deferred tax liabilities	1,948,948	1,020,209
Dividend payable	35,000,000	0
Warrants liabilities	7,906,529	0
Convertible bonds - current portion	0	27,375,750
Total current liabilities	167,316,820	151,071,926
Total liabilities	167,316,820	151,071,926
Capital and reserves
Ordinary shares, $0.0001 par value per share, 150,000,000 shares authorized 8,720,994 and 6,897,059 shares issued and outstanding at June 30, 2015 and June 30, 2014 respectively	872	456
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	41,427,773	8,852,257
Statutory reserves	7,180,500	6,196,949
Retained earnings	(206,982)	34,370,050
Accumulated other comprehensive income	10,005,803	6,039,662
Total equity	58,407,966	55,459,374
Total liabilities and equity	$ 225,724,786	$ 206,531,300